Trade payables and accrued liabilities	6 Months Ended
Jun. 30, 2026
Trade and other payables [abstract]
Trade payables and accrued liabilities
6.
Trade payables and accrued liabilities

	June 30, 2026	December 31, 2025
Trade payables	$841,602	$2,025,759
Accrued liabilities	862,860	597,130
Total trade payables and accrued liabilities	$1,704,462	$2,622,889

Included in trade payables and accrued liabilities are amounts invoiced or accrued, respectively, according to consulting contracts with directors, officers and consultants of the Company (see Note 11).